Income tax - Current and deferred portion of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) company	Dec. 31, 2019 CNY (¥) company	Dec. 31, 2019 HKD ($) company	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income tax
Statutory income tax rate	21.00%	21.00%	21.00%
Number of Companies' subsidiaries | company	10	10	10
Taxable profit threshold	$ 951,071	¥ 6,621,168		¥ 5,364,883	¥ 4,345,584
Current and deferred portion of income tax expenses
Current tax expenses | ¥		1,118,822		1,068,214	675,396
Deferred tax	(5,821)	(40,527)		(139,081)	(29,035)
Total	$ 154,887	¥ 1,078,295		¥ 929,133	¥ 646,361
Minimum
Income tax
State income tax rate	5.00%	5.00%	5.00%
Maximum
Income tax
State income tax rate	9.90%	9.90%	9.90%
Catalog of Encouraged Industries in Western Region
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
HNTEs
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
HNTEs | Shanghai Zhongtongji Network Technology Co. Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
Hong Kong
Income tax
Statutory tax rate in the foreign	16.50%	16.50%	16.50%
Taxable profit threshold | $			$ 2
Hong Kong | Maximum
Income tax
Statutory tax rate in the foreign	8.25%	8.25%	8.25%
PRC
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%